PROPERTY AND EQUIPMENT (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 11,971,122	R$ 13,513,105
Additions	2,841,560	3,728,353
Write-offs	(1,066,858)	(1,383,376)
Impairment	(1,729)	(3,695)
Depreciation	(2,626,086)	(2,530,910)
Transfers		(1,352,355)
Ending balance	11,118,009	11,971,122
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance beginning	4,119,473	5,935,485
Additions	764,177	875,455
Write-offs	(550,332)	(627,251)
Depreciation	(723,107)	(711,861)
Transfers		(1,352,355)
Ending balance	3,610,211	4,119,473
Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning	929,066	973,725
Write-offs	(16,978)	(44,659)
Ending balance	912,088	929,066
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	3,228,655	3,162,933
Additions	847,636	774,483
Write-offs	(497,896)	(133,196)
Impairment		(44)
Depreciation	(503,903)	(575,521)
Ending balance	3,074,492	3,228,655
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	74,791	102,094
Additions	78,638	18,648
Write-offs		(8,867)
Impairment	(347)	(175)
Depreciation	(26,732)	(36,909)
Ending balance	126,350	74,791
Data Processing Systems [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	3,523,783	3,231,533
Additions	1,132,190	2,031,532
Write-offs		(553,933)
Impairment	(1,382)	(3,476)
Depreciation	(1,349,529)	(1,181,873)
Ending balance	3,305,062	3,523,783
Transportation Systems [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	95,354	107,335
Additions	18,919	28,235
Write-offs	(1,652)	(15,470)
Depreciation	(22,815)	(24,746)
Ending balance	R$ 89,806	R$ 95,354